DEBT (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015	Sep. 30, 2013
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate Description			Wall Street Journal prime rate plus 1%
Line of Credit Facility, Interest Rate at Period End	4.25%		4.25%		4.25%
Line of Credit, Current	$ 3,000,000		$ 3,000,000		$ 1,215,000	$ 1,015,000
Convertible Note Payable						472,429
Stock Issued During Period, Value, Conversion of Convertible Securities					587,835
Interest Expense, Other	43,687	$ 51,448	$ 85,872	$ 104,161	183,466	160,065
Line of Credit Facility, Expiration Date			Nov. 30, 2015
Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities					118
Additional Paid-in Capital [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities					587,717
TD Bank [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	3,000,000		$ 3,000,000		$ 1,215,000
Line of Credit Facility, Interest Rate Description					Wall Street Journal prime rate plus 1%
Line of Credit Facility, Interest Rate at Period End					4.25%
Line of Credit, Current	$ 3,000,000		$ 3,000,000		$ 1,215,000	1,015,000
TD Bank [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 3,000,000
Santander Bank Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 100,000
Debt Instrument, Interest Rate, Stated Percentage					7.74%
Short-term Bank Loans and Notes Payable						$ 11,667
AAMD LLC, Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount								$ 500,000
Debt Instrument, Interest Rate, Stated Percentage						7.00%
Debt Instrument, Issuance Date					Sep. 23, 2013
Debt Instrument, Maturity Date					Mar. 23, 2016
Debt Instrument, Convertible, Terms of Conversion Feature					upon the closing of the IPO at a conversion price equal to 90% of the per-share issuance price of the common stock in the IPO	upon the closing of the IPO at a conversion price equal to 90% of the per-share issuance price of the common stock in the IPO.
Convertible Note Payable						$ 472,429
Interest Payable						11,767
Derivative Liability						38,142
Debt Conversion, Converted Instrument, Shares Issued					117,567
AAMD LLC, Convertible Promissory Note [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Interest Expense, Other					$ 77,263	$ 11,767
AAMD LLC, Convertible Promissory Note [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities					118
AAMD LLC, Convertible Promissory Note [Member] | Additional Paid-in Capital [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities					$ 587,717